Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Loans
Taxable	$ 23,911	$ 24,445
Tax-exempt	90	75
Securities
Taxable	1,515	2,010
Tax-exempt	606	979
Total interest income	26,122	27,509
Interest Expense
Deposits	2,969	3,982
Notes payable	64	96
Repurchase agreements	142	912
Federal Home Loan Bank advances	333	402
Trust preferred securities	1,882	1,406
Total interest expense	5,390	6,798
Net Interest Income	20,732	20,711
Provision for Loan Losses
Provision for loan losses	1,350	1,994
Net Interest Income After Provision for Loan Losses	19,382	18,717
Non-interest Income
Data service fees	2,515	3,630
Trust fees	2,501	2,616
Customer service fees	2,624	2,531
Gain on sale of mortgage loans	6,284	3,620
Mortgage loan servicing fees, net	124	(970)
Gain on sale of non-mortgage loans	264	208
Net gains on sales of securities		1,871
Loss on sale of foreclosed assets	(311)	(333)
Other	844	684
Total non-interest income	14,845	13,857
Non-interest Expense
Salaries and employee benefits	14,518	14,174
Net occupancy expense	1,987	2,113
FDIC insurance expense	628	908
Equipment expense	2,837	2,827
Fixed asset and software impairment expense	65	609
Data processing fees	469	625
Professional fees	1,912	1,920
Marketing expense	393	328
Printing and office supplies	230	333
Telephone and communications	580	580
Postage and delivery expense	856	1,099
Insurance expense	98	88
Employee expense	456	524
Other intangible amortization expense	630	737
Goodwill impairment		381
FHLB/Repo, prepayment penalty		1,083
OREO impairment	58	214
State, local and other taxes	502	457
Other	1,265	1,253
Total non-interest expense	27,484	30,253
Income Before Income Tax	6,743	2,322
Provision for Income Taxes	1,929	658
Net Income	$ 4,814	$ 1,664
Basic Earnings Per Share	$ 0.99	$ 0.34
Diluted Earnings Per Share	$ 0.99	$ 0.34